Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 6,940	$ 4,077		$ 4,081
Charged to costs and expenses			2,863
Deductions-describe		674			4	[1]
Balance at end of period		6,266	6,940		4,077
Allowance for uncollectible notes receivable
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		585	1,486		809
Charged to costs and expenses					0
Charged to other accounts-describe	[2]				1,103
Deductions-describe	[1]	148	901		426
Balance at end of period		437	585		1,486
Inventory valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		130,584	119,189		99,026
Charged to costs and expenses		4,160	13,365		11,762
Charged to other accounts-describe	[3]	118	1,400		9,942
Deductions-describe		0	3,370	[4]	1,541	[4]
Balance at end of period		$ 134,862	$ 130,584		$ 119,189

[1]	Write off of uncollectible accounts and change in estimates.
[2]	Application of reserves to acquired notes receivable.
[3]	Application of reserve policy to acquired inventories.
[4]	Divestitures.